SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Stock-based compensation	$ 82,000	$ 43,000	$ 9,000	$ 126,000
Goodwill	9,883,000		9,883,000		$ 9,883,000
Welding
Goodwill	291,000		291,000		291,000
NTW
Goodwill	162,000		162,000		162,000
Woodbine
Goodwill	2,565,000		2,565,000		2,565,000
Eur-Pac
Goodwill	1,656,000		1,656,000		1,656,000
ECC
Goodwill	109,000		109,000		109,000
Sterling
Goodwill	4,540,000		4,540,000		4,540,000
Compac
Goodwill	$ 560,000		$ 560,000		$ 560,000